UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04719

                    The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 74.2%
	Aerospace and Defense — 0.2%
170,794	Innovative Solutions & Support Inc.†	$1,270,707
163,229	Kratos Defense & Security Solutions Inc.†	1,273,186

		2,543,893

	Agriculture — 0.3%
225	J.G. Boswell Co.	228,150
184,728	Limoneira Co.	4,058,474

		4,286,624

	Airlines — 0.5%
144,000	American Airlines Group Inc.†	6,186,240
225,000	American Airlines Group Inc., Escrow†	416,250

		6,602,490

	Automotive — 0.4%
27,200	Lithia Motors Inc., Cl. A	2,558,704
66,500	Sonic Automotive Inc., Cl. A	1,774,220
70,000	Wabash National Corp.†	997,500

		5,330,424

	Automotive: Parts and Accessories — 4.8%
5,000	China Automotive Systems Inc.	43,450
105,000	Dana Holding Corp.	2,564,100
252,422	Federal-Mogul Holdings Corp.†	5,106,497
27,800	Gentherm Inc.†	1,235,710
196,600	Modine Manufacturing Co.†	3,094,484
35,000	Motorcar Parts of America Inc.†	852,250
60,000	Puradyn Filter Technologies Inc.†	11,970
31,000	Shiloh Industries Inc.†	572,260
183,200	Standard Motor Products Inc.	8,183,544
201,296	Strattec Security Corp.(a)	12,981,579
597,000	Superior Industries International Inc.	12,310,140
37,000	Tenneco Inc.†	2,430,900
970,070	The Pep Boys - Manny, Moe & Jack†	11,117,002
104,565	Tower International Inc.†	3,852,175
134,231	West Marine Inc.†	1,377,210

		65,733,271

	Aviation: Parts and Services — 2.6%
13,500	Astronics Corp.†	762,075
6,992	Astronics Corp., Cl. B†	396,796
120,485	Ducommun Inc.†	3,148,273
1,218,900	GenCorp Inc.†	23,280,990
197,201	Kaman Corp.	8,426,399

		36,014,533

	Broadcasting — 3.3%
614,200	ACME Communications Inc.	27,639
582,339	Beasley Broadcast Group Inc., Cl. A(a)	3,697,853
160,000	Crown Media Holdings Inc., Cl. A†	580,800
36,000	Cumulus Media Inc., Cl. A†	237,240
88,700	Entercom Communications Corp., Cl. A†	951,751
417,500	Gray Television Inc.†	5,481,775
52,032	Gray Television Inc., Cl. A†	561,946
153,366	LIN Media LLC, Cl. A†	4,179,224
1,105,029	Media General Inc.†	22,686,245
564,710	Salem Communications Corp., Cl. A	5,342,157
33,000	Sinclair Broadcast Group Inc., Cl. A	1,146,750

		44,893,380

	Building and Construction — 0.7%
203,163	Builders FirstSource Inc.†	1,519,659
850,065	Huttig Building Products Inc.†	4,012,307
107,074	MYR Group Inc.†	2,712,184
500	Nortek Inc.†	44,880
75,360	The Monarch Cement Co.	1,974,432

		10,263,462

		Market
Shares		Value
	Business Services — 3.3%
277,408	ACCO Brands Corp.†	$1,778,185
198,679	Ascent Capital Group Inc., Cl. A†	13,114,801
19,000	Cenveo Inc.†	70,490
100	Du-Art Film Labs Inc.†	20,250
692,272	Edgewater Technology Inc.†(a)	5,150,504
50,000	Fortegra Financial Corp.†	381,000
101,271	GP Strategies Corp.†	2,620,893
23,300	ICF International Inc.†	823,888
709,560	Internap Network Services Corp.†	5,002,398
32,029	KAR Auction Services Inc.	1,020,764
1,500	Liquidity Services Inc.†	23,640
17,000	Macquarie Infrastructure Co. LLC	1,060,290
23,000	McGrath RentCorp	845,250
482,016	ModusLink Global Solutions Inc.†	1,802,740
30,000	Pendrell Corp.†	52,800
188,172	Pfsweb Inc.†	1,561,828
381,375	PRGX Global Inc.†	2,436,986
302,900	Pure Technologies Ltd.	2,029,647
163,755	Safeguard Scientifics Inc.†	3,404,466
84,000	Stamps.com Inc.†	2,829,960
9,380	Trans-Lux Corp.†	70,303

		46,101,083

	Closed-End Business Development Company — 0.0%
45,000	MVC Capital Inc.	582,750

	Communications Equipment — 0.2%
142,900	Communications Systems Inc.	1,776,247
166,100	Extreme Networks Inc.†	737,484
381,000	Sycamore Networks Inc.†	219,075
3,000	Technical Communications Corp.†	13,830
30,000	ViewCast.com Inc.†	167

		2,746,803

	Computer Software and Services — 3.7%
155,984	Blucora Inc.†	2,943,418
331,400	Callidus Software Inc.†	3,956,916
68,487	Carbonite Inc.†	819,789
16,000	Cinedigm Corp., Cl. A†	39,840
185,753	Computer Task Group Inc.	3,057,494
28,100	Constant Contact Inc.†	902,291
76,000	CyrusOne Inc.	1,892,400
40,000	Daegis Inc.†	47,200
25,500	Datawatch Corp.†	381,480
151,719	Digital River Inc.†	2,341,024
474,511	Dot Hill Systems Corp.†	2,230,202
294,650	EarthLink Holdings Corp.	1,096,098
205,000	Emulex Corp.†	1,168,500
850,000	FalconStor Software Inc.†	1,445,000
503,161	Furmanite Corp.†	5,856,794
1,410	Gemalto NV	146,155
857,192	Global Sources Ltd.†	7,097,550
25,000	GSE Systems Inc.†	41,500
650,229	Guidance Software Inc.†	5,930,088
144,117	iGO Inc.†	461,174
458,356	Lionbridge Technologies Inc.†	2,722,635
29,500	Mercury Systems Inc.†	334,530
164,000	Mitek Systems Inc.†	546,120
5,802	MTS Systems Corp.	393,144
12,000	Qualstar Corp.†	15,840
153,932	Qumu Corp.†	2,153,509
51,541	Schawk Inc.	1,049,375
356,200	Speed Commerce Inc.†	1,332,188
3,800	Tyler Technologies Inc.†	346,598

		50,748,852

	Consumer Products — 1.5%
150,070	Bassett Furniture Industries Inc.	1,974,921
140,000	Blyth Inc.	1,089,200
2,000	Brunswick Corp.	84,260
55,687	Callaway Golf Co.	463,316

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
3,500	Johnson Outdoors Inc., Cl. A	$90,300
11,400	Lakeland Industries Inc.†	81,624
1,257,460	Marine Products Corp.	10,436,918
13,000	MarineMax Inc.†	217,620
200	National Presto Industries Inc.	14,568
91,931	Nautilus Inc.†	1,019,515
129,300	Oil-Dri Corp. of America	3,952,701
5,700	PC Group Inc.†	19
10,400	Syratech Corp.†	31
464,553	The Wet Seal Inc., Cl. A†	422,743
119,200	ValueVision Media Inc., Cl. A†	594,808

		20,442,544

	Consumer Services — 0.5%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	2,951,063
40,000	Bowlin Travel Centers Inc.†	55,200
800	Collectors Universe Inc.	15,672
60,025	JTH Holding Inc., Cl. A†	1,999,433
348,375	Martha Stewart Living Omnimedia Inc., Cl. A†	1,637,363
72,905	XO Group Inc.†	890,899

		7,549,630

	Diversified Industrial — 7.6%
20,000	A.M. Castle & Co.†	220,800
70,292	AEP Industries Inc.†	2,451,082
9,292	American Railcar Industries Inc.	629,719
302,650	Ampco-Pittsburgh Corp.	6,942,791
176,000	Burnham Holdings Inc., Cl. A(a)	3,203,200
121,122	Chase Corp.	4,135,105
115,800	Columbus McKinnon Corp.	3,132,390
377,792	FormFactor Inc.†	3,143,229
33,500	Graham Corp.	1,166,135
342,293	Griffon Corp.	4,244,433
416,864	Handy & Harman Ltd.†	11,159,449
25,000	Haulotte Group SA†	436,464
21,200	Haynes International Inc.	1,199,708
302,698	Insignia Systems Inc.†	986,795
83,749	John Bean Technologies Corp.	2,595,382
257,611	Katy Industries Inc.†	280,796
33,380	L.B. Foster Co., Cl. A	1,806,526
253,272	Lawson Products Inc.†	4,125,801
176,449	Lydall Inc.†	4,829,409
75,255	Magnetek Inc.†	1,794,832
11,800	MSA Safety Inc.	678,264
457,956	Myers Industries Inc.	9,200,336
70,000	NAPCO Security Technologies Inc.†	380,100
147,500	Park-Ohio Holdings Corp.	8,571,225
17,770	Raven Industries Inc.	588,898
66,666	Rubicon Ltd.†	23,931
17,900	RWC Inc.†	237,175
407,200	Sevcon Inc.†(a)	3,355,328
25,000	Standex International Corp.	1,862,000
438,458	Steel Partners Holdings LP†	7,317,864
162,979	Tredegar Corp.	3,815,338
272,982	Twin Disc Inc.	9,022,055
103,381	Vishay Precision Group Inc.†	1,701,651

		105,238,211

	Educational Services — 0.3%
400,000	Corinthian Colleges Inc.†	118,320
307,400	Universal Technical Institute Inc.	3,731,836

		3,850,156

	Electronics — 2.9%
33,000	Alliance Semiconductor Corp.†	26,400
14,000	Badger Meter Inc.	737,100
132,147	Bel Fuse Inc., Cl. A(a)	3,248,173
55,000	BTU International Inc.†	179,850

		Market
Shares		Value
343,000	CTS Corp.	$6,414,100
50,038	Daktronics Inc.	596,453
151,867	Dialight plc.	2,314,443
171,549	Electro Scientific Industries Inc.	1,168,249
34,000	IMAX Corp.†	968,320
20,000	Iteris Inc.†	34,000
105,000	Kopin Corp.†	342,300
44,000	Mesa Laboratories Inc.	3,694,240
43,800	Methode Electronics Inc.	1,673,598
329,633	MOCON Inc.(a)	5,211,498
52,100	MoSys Inc.†	163,594
64,800	Newport Corp.†	1,198,800
51,200	Park Electrochemical Corp.	1,444,352
70,000	Pericom Semiconductor Corp.†	632,800
12,000	Pulse Electronics Corp.†	30,000
82,074	Rofin-Sinar Technologies Inc.†	1,973,059
79,000	Schmitt Industries Inc.†	221,200
6,776	Sparton Corp.†	187,966
270,200	Stoneridge Inc.†	2,896,544
157,000	Ultra Clean Holdings†	1,420,850
255,732	Ultralife Corp.†	982,011
99,500	Ultratech Inc.†	2,206,910

		39,966,810

	Energy and Utilities: Alternative Energy — 0.1%
34,200	JA Solar Holdings Co. Ltd., ADR†	371,412
234,400	Real Goods Solar Inc., Cl. A†	698,512

		1,069,924

	Energy and Utilities: Integrated — 0.4%
134,475	Broadwind Energy Inc.†	1,179,346
159,500	Headwaters Inc.†	2,215,455
44,250	MGE Energy Inc.	1,748,318

		5,143,119

	Energy and Utilities: Natural Gas — 0.7%
71,554	Abraxas Petroleum Corp.†	447,928
275,000	Alvopetro Energy Ltd.†	311,841
25,042	American DG Energy Inc.†	45,076
30,500	Chesapeake Utilities Corp.	2,175,565
90,570	Corning Natural Gas Holding Co.	1,827,703
98,000	Delta Natural Gas Co. Inc.	2,152,080
10,000	Gas Natural Inc.	105,400
95,800	Gastar Exploration Inc.†	834,418
15,000	Piedmont Natural Gas Co. Inc.	561,150
41,400	RGC Resources Inc.	799,020
16,000	U.S. Energy Corp.†	69,280
10,928	Whitecap Resources Inc.	168,675

		9,498,136

	Energy and Utilities: Oil — 0.5%
194,844	Callon Petroleum Co.†	2,269,933
24,334	Halcon Resources Corp.†	177,395
10,900	Mitcham Industries Inc.†	152,382
61,900	Tesco Corp.	1,320,946
197,600	Triangle Petroleum Corp.†	2,321,800

		6,242,456

	Energy and Utilities: Services — 0.9%
28,000	Archer Ltd.†	50,213
73,300	Dawson Geophysical Co.	2,100,045
25,300	Flotek Industries Inc.†	813,648
24,690	Gulf Island Fabrication Inc.	531,329
383,057	Layne Christensen Co.†	5,094,658
226,316	Pike Corp.†	2,027,791
92,500	RPC Inc.	2,172,825
7,100	Subsea 7 SA, ADR	132,770
10,500	TGC Industries Inc.†	57,225

		12,980,504

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.5%
21,226	Artesian Resources Corp., Cl. A	$477,160
44,174	Cadiz Inc.†	367,969
24,800	California Water Service Group	600,160
4,000	Connecticut Water Service Inc.	135,480
65,000	Consolidated Water Co. Ltd.	765,050
80,000	Energy Recovery Inc.†	393,600
30,433	Middlesex Water Co.	644,571
111,304	SJW Corp.	3,027,469
44,537	The York Water Co.	927,260

		7,338,719

	Entertainment — 0.8%
87,805	Canterbury Park Holding Corp.†	883,318
585,963	Dover Motorsports Inc.	1,693,433
674,641	Entravision Communications Corp., Cl. A	4,196,267
12,000	RealD Inc.†	153,120
17,898	Rentrak Corp.†	938,750
50,009	RLJ Entertainment Inc.†	191,034
268,804	World Wrestling Entertainment Inc., Cl. A	3,206,832

		11,262,754

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	351
587,187	Casella Waste Systems Inc., Cl. A†	2,941,807
21,801	Ceco Environmental Corp.	339,878
107,700	Hudson Technologies Inc.†	311,253
48,859	Nuverra Environmental Solutions Inc.†	982,554

		4,575,843

	Equipment and Supplies — 5.1%
20,000	AZZ Inc.	921,600
10,000	Blount International Inc.†	141,100
897,800	Capstone Turbine Corp.†	1,355,678
144,100	CIRCOR International Inc.	11,114,433
354,500	Core Molding Technologies Inc.†	4,608,500
6,300	DMG MORI SEIKI AG	219,374
700,009	Federal Signal Corp.	10,255,132
535,000	Interpump Group SpA	7,362,385
282,633	Kimball International Inc., Cl. B	4,725,624
20,000	Maezawa Kyuso Industries Co. Ltd.	269,286
20,103	Powell Industries Inc.	1,314,334
272,748	SL Industries Inc.†(a)	8,046,066
91,059	The Eastern Co.	1,405,951
106,000	The Gorman-Rupp Co.	3,749,220
43,000	The Greenbrier Companies Inc.†	2,476,800
318,600	The L.S. Starrett Co., Cl. A(a)	4,900,068
162,804	Titan Machinery Inc.†	2,679,754
144,200	TransAct Technologies Inc.	1,493,912
257,591	Vicor Corp.†	2,158,613
40,000	WaterFurnace Renewable Energy Inc.	1,136,217

		70,334,047

	Financial Services — 4.6%
49,400	Anchor Bancorp.†	938,106
20,000	Atlantic American Corp.	77,000
60,500	BBCN Bancorp Inc.	964,975
13,000	Berkshire Bancorp Inc.	99,450
3,900	Berkshire Hills Bancorp Inc.	90,558
500	BKF Capital Group Inc.†	710
75	Burke & Herbert Bank and Trust Co.	164,297
4	Capital Financial Holdings Inc.†	4,300
6,791	Capitol Federal Financial Inc.	82,579
18,200	Citizens & Northern Corp.	354,718
102,339	CoBiz Financial Inc.	1,102,191
28,800	Crazy Woman Creek Bancorp Inc.†	319,248
22,100	Dime Community Bancshares Inc.	348,959
490	Farmers & Merchants Bank of Long Beach	2,831,220
11,218	Fidelity Southern Corp.	145,722
32,000	First Internet Bancorp	659,200

		Market
Shares		Value
522,600	Flushing Financial Corp.	$10,739,430
10	Guaranty Corp., Cl. A†	250,000
179,860	Hallmark Financial Services Inc.†	1,933,495
6,600	Hampden Bancorp Inc.	111,276
16,000	Hancock Holding Co.	565,120
13,800	Heritage Commerce Corp.	112,746
39,900	Heritage Financial Group Inc.	791,217
72,554	Hudson Valley Holding Corp.	1,309,600
169,023	JMP Group Inc.	1,279,504
90,843	KKR & Co. LP	2,210,210
11,200	Meadowbrook Insurance Group Inc.	80,528
100,000	Medallion Financial Corp.	1,246,000
8,255	New York Community Bancorp Inc.	131,915
4,197	Northrim BanCorp Inc.	107,317
21,300	OceanFirst Financial Corp.	352,728
40,000	Oritani Financial Corp.	615,600
150,000	Pzena Investment Management Inc., Cl. A	1,674,000
1,096	Security National Corp.	93,160
8,842	SI Financial Group Inc.	101,771
30,000	Simplicity Bancorp Inc.	523,500
20,594	Southwest Bancorp Inc.	351,334
600,000	Sprott Inc.	1,703,763
20,700	State Bank Financial Corp.	350,037
461,838	Steel Excel Inc.†	16,325,973
12,000	Sterling Bancorp	144,000
12	Sunwest Bank†	495,000
355,676	SWS Group Inc.†	2,589,321
12,000	The Ziegler Companies Inc.†	357,600
50,000	TheStreet Inc.	120,500
7,500	Tree.com Inc.†	218,550
55,000	Trustco Bank Corp NY	367,400
124,400	United Financial Bancorp Inc.	1,685,620
32,589	Value Line Inc.	547,821
45,900	Washington Trust Bancorp Inc.	1,687,743
82,200	Waterstone Financial Inc.	937,902
87,100	Westfield Financial Inc.	649,766
28,500	Wilshire Bancorp Inc.	292,695
50,000	WisdomTree Investments Inc.†	618,000
402,800	Wright Investors’ Service Holdings Inc.†	743,166
30,000	Xenith Bankshares Inc.†	189,900

		62,788,441

	Food and Beverage — 3.1%
29,200	Andrew Peller Ltd., Cl. A	390,501
200	Annie’s Inc.†	6,764
488,973	Boulder Brands Inc.†	6,933,637
147,814	Calavo Growers Inc.	5,000,548
500,000	Crimson Wine Group Ltd.†	4,525,000
80,000	Diamond Foods Inc.†	2,256,000
90,286	Farmer Brothers Co.†	1,951,080
1,100	Hanover Foods Corp., Cl. A	134,805
192,794	Inventure Foods Inc.†	2,172,788
1,500	J & J Snack Foods Corp.	141,180
164,250	Lifeway Foods Inc.	2,296,215
25,000	MGP Ingredients Inc.	199,000
7,800	Rock Field Co. Ltd.	149,756
5,900	Scheid Vineyards Inc., Cl. A†	181,425
163,000	Snyder’s-Lance Inc.	4,312,980
315,265	SunOpta Inc.†	4,438,931
13,700	The Boston Beer Co. Inc., Cl. A†	3,062,224
41,000	The Hain Celestial Group Inc.†	3,638,340
270,000	Tingyi (Cayman Islands) Holding Corp.	755,961
280,000	Vitasoy International Holdings Ltd.	357,298
23,000	Willamette Valley Vineyards Inc.†	134,090

		43,038,523

	Health Care — 7.3%
32,960	Accuray Inc.†	290,048
2,362	AcelRx Pharmaceuticals Inc.†	24,210
5,000	Achillion Pharmaceuticals Inc.†	37,850
13,000	Alere Inc.†	486,460

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
38,000	AngioDynamics Inc.†	$620,540
80,000	ArthroCare Corp. Stub†	28,000
342,341	Biolase Inc.†	753,150
72,000	Bio-Reference Laboratories Inc.†	2,175,840
846,939	BioScrip Inc.†	7,063,471
107,000	BioTelemetry Inc.†	767,190
9,000	Boiron SA	782,678
561,826	Cantel Medical Corp.	20,574,068
22,000	Cardica Inc.†	25,080
89,100	Cardiovascular Systems Inc.†	2,776,356
62,500	Cepheid Inc.†	2,996,250
354,000	Cutera Inc.†	3,678,060
45,000	Cynosure Inc., Cl. A†	956,250
3,700	DexCom Inc.†	146,742
161,300	Exactech Inc.†	4,069,599
165,000	Gentiva Health Services Inc.†	2,484,900
41,049	Heska Corp.†	441,277
3,822	ICU Medical Inc.†	232,416
635,835	InfuSystems Holdings Inc.†	1,684,963
184,617	IntriCon Corp.†	1,582,168
173,970	Invacare Corp.	3,195,829
235,000	Lexicon Pharmaceuticals Inc.†	378,350
352,397	Liberator Medical Holdings Inc.	1,321,489
153,850	Medical Action Industries Inc.†	2,112,361
125,000	Meridian Bioscience Inc.	2,580,000
126,750	Neogen Corp.†	5,129,573
161,407	NeoGenomics Inc.†	535,871
60,000	Nordion Inc.†	753,600
170,056	Nutraceutical International Corp.†	4,057,536
44,612	Omnicell Inc.†	1,280,811
50,000	OPKO Health Inc.†	442,000
38,200	Orthofix International NV†	1,384,750
110,991	Pain Therapeutics Inc.†	638,198
76,500	PhotoMedex Inc.†	937,125
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	3,251,519
68,000	RTI Surgical Inc.†	295,800
45,000	Skilled Healthcare Group Inc., Cl. A†	283,050
213,900	Special Diversified Opportunities Inc.†	248,124
216,364	SurModics Inc.†	4,634,517
101,249	Syneron Medical Ltd.†	1,044,890
2,000	Targanta Therapeutics Corp., Escrow†	640
123,000	Trinity Biotech plc, ADR	2,832,690
74,700	United-Guardian Inc.	2,136,420
5,000	Uroplasty Inc.†	13,400
5,174	Utah Medical Products Inc.	266,151
133,940	Vascular Solutions Inc.†	2,972,129
240,000	Zealand Pharma A/S†	3,085,484

		100,489,873

	Hotels and Gaming — 1.9%
71,800	Boyd Gaming Corp.†	870,934
74,540	Churchill Downs Inc.	6,716,799
200,000	Dover Downs Gaming & Entertainment Inc.†	274,000
7,500	Florida Gaming Corp.†	975
581,581	Morgans Hotel Group Co.†	4,611,937
120,082	MTR Gaming Group Inc.†	642,439
100,541	Multimedia Games Holding Co. Inc.†	2,980,035
95,000	Pinnacle Entertainment Inc.†	2,392,100
8,900	Ryman Hospitality Properties Inc.	428,535
379,820	The Marcus Corp.	6,931,715

		25,849,469

	Machinery — 1.8%
210,027	Astec Industries Inc.	9,215,985
15,000	Bolzoni SpA	68,314
12,200	DXP Enterprises Inc.†	921,588
114,650	Gencor Industries Inc.†	1,262,297
144,000	Global Power Equipment Group Inc.	2,327,040

		Market
Shares		Value
6,000	Hardinge Inc.	$75,900
151,009	Key Technology Inc.†	1,860,431
16,364	Lindsay Corp.	1,382,267
50,300	Tennant Co.	3,838,896
44,400	The Middleby Corp.†	3,672,768

		24,625,486

	Manufactured Housing and Recreational Vehicles — 0.6%
51,001	Cavco Industries Inc.†	4,350,385
121,000	Nobility Homes Inc.†	1,398,760
144,000	Skyline Corp.†	591,840
61,000	Winnebago Industries Inc.†	1,535,980

		7,876,965

	Metals and Mining — 1.4%
85,000	5N Plus Inc.†	325,008
650,000	Alkane Resources Ltd.†	162,423
2,000	Camino Minerals Corp.†	150
30,000	Chaparral Gold Corp.†	14,620
100,000	Duluth Metals Ltd.†	55,293
178,800	Materion Corp.	6,613,812
800,000	Osisko Gold Royalties Ltd.†	12,033,176
900,000	Tanami Gold NL†	13,578

		19,218,060

	Paper and Forest Products — 0.2%
24,098	Keweenaw Land Association Ltd.†	2,192,918
82,000	Wausau Paper Corp.	887,240

		3,080,158

	Publishing — 1.1%
120,000	Cambium Learning Group Inc.†	261,600
490,000	Il Sole 24 Ore SpA†	584,404
1,305,034	Journal Communications Inc., Cl. A†	11,575,652
155,000	The E.W. Scripps Co., Cl. A†	3,279,800

		15,701,456

	Real Estate — 1.3%
134,300	Ambase Corp.†	186,677
7,500	Bresler & Reiner Inc.†	5,062
53,300	Capital Properties Inc., Cl. A†(b)	647,595
100,000	Cohen & Steers Inc.	4,338,000
46,135	DGT Holdings Corp.†	806,901
146,142	Griffin Land & Nurseries Inc.	4,311,189
9,742	Gyrodyne Co. of America Inc.	201,659
7,500	Holobeam Inc.†	344,063
358,723	Reading International Inc., Cl. A†	3,059,907
65,856	Reading International Inc., Cl. B†	862,384
2,508	Royalty LLC(c)	983
110,000	Tejon Ranch Co.†	3,540,900

		18,305,320

	Restaurants — 1.9%
20,377	Biglari Holdings Inc.†	8,618,860
86,000	Denny’s Corp.†	560,720
92,502	Famous Dave’s of America Inc.†	2,654,807
218,098	Nathan’s Famous Inc.†	11,818,731
57,000	The Cheesecake Factory Inc.	2,645,940

		26,299,058

	Retail — 2.2%
49,000	Aaron’s Inc.†	1,746,360
301,089	Big 5 Sporting Goods Corp.	3,694,362
50,000	Coldwater Creek Inc.†	925
30,000	Destination XL Group Inc.†	165,300
33,000	Ethan Allen Interiors Inc.	816,420
191,200	Ingles Markets Inc., Cl. A	5,038,120
303,800	Krispy Kreme Doughnuts Inc.†	4,854,724
30,000	La-Z-Boy Inc.	695,100
14,000	Movado Group Inc.	583,380
35,000	Pier 1 Imports Inc.	539,350

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
29,605	Rush Enterprises Inc., Cl. A†	$1,026,405
103,005	Rush Enterprises Inc., Cl. B†	3,239,507
4,000	SpartanNash Co.	84,040
52,000	Swisher Hygiene Inc.†	223,600
495,000	The Bon-Ton Stores Inc.	5,103,450
67,000	The Pantry Inc.†	1,085,400
37,581	Village Super Market Inc., Cl. A	888,039
4,000	Winmark Corp.	278,520

		30,063,002

	Semiconductors — 0.7%
236,160	Cascade Microtech Inc.†	3,225,946
145,100	Entegris Inc.†	1,994,399
93,700	IXYS Corp.	1,154,384
400,000	PLX Technology Inc.†	2,588,000

		8,962,729

	Specialty Chemicals — 2.0%
80,000	Chemtura Corp.†	2,090,400
1,186,000	Ferro Corp.†	14,896,160
267,226	General Chemical Group Inc.†(a)	4,810
55,000	Hawkins Inc.	2,042,700
4,000	Minerals Technologies Inc.	262,320
11,000	Navigator Holdings Ltd.†	323,180
260,000	OMNOVA Solutions Inc.†	2,363,400
109,000	Penford Corp.†	1,398,470
275,000	Zep Inc.	4,856,500

		28,237,940

	Telecommunications — 1.8%
74,200	Atlantic Tele-Network Inc.	4,303,600
600,005	Cincinnati Bell Inc.†	2,358,020
1,000	Consolidated Communications Holdings Inc.	.22,240
71,600	Enventis Corp.	1,134,144
20,000	Frequency Electronics Inc.†	246,200
685,978	HC2 Holdings Inc.	2,737,052
250	Horizon Telecom Inc., Cl. B†	2,388
150,000	Ixia†	1,714,500
43,000	New ULM Telecom Inc.	311,750
1,150,000	NII Holdings Inc.†	632,500
4,100	North State Telecommunications Corp., Cl. A	.304,938
502,438	ORBCOMM Inc.†	3,311,066
50,000	PC-Tel Inc.	404,500
7,788	Preformed Line Products Co.	419,228
250,000	Shenandoah Telecommunications Co.	7,615,000

		25,517,126

	Transportation — 0.2%
21,000	Dakota Plains Holdings Inc.†	56,280
8,200	PHI Inc.†	327,836
110,308	Providence and Worcester Railroad Co.	2,013,121
1	Trailer Bridge Inc.	465

		2,397,702

	TOTAL COMMON STOCKS	1,023,791,726

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	1,410,379

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 †	15,300

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000

		Market
Shares		Value
200,000	Clinical Data Inc., CVR, expire 04/14/18†	$190,000
400,000	Sanofi, CVR, expire 12/31/20†	200,000
200,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	106,000

	TOTAL RIGHTS	652,000

	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	44,448

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17	0

		0

	TOTAL WARRANTS	44,448

Principal
Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$40,860	Capital Properties Inc.,
	5.000%, 12/31/22(c)	40,191
9,742	Gyrodyne Co. of America Inc., Sub. Deb.,
	5.000%, 06/30/17	106,090

	TOTAL CORPORATE BONDS	146,281

	U.S. GOVERNMENT OBLIGATIONS — 25.7%
354,040,000	U.S. Treasury Bills,
	0.010% to 0.080%††,
	07/10/14 to 12/11/14	354,011,835

	TOTAL INVESTMENTS — 100.0% (Cost $1,025,381,703)	$1,380,071,969

	Aggregate tax cost	$1,027,297,305

	Gross unrealized appreciation	$382,960,763
	Gross unrealized depreciation	(30,186,099)

	Net unrealized appreciation/depreciation	$352,774,664

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	At June 30, 2014, the Fund held an investment in a restricted security amounting to $647,595 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

				06/30/14
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Share
53,300	Capital Properties Inc., Cl. A	11/20/03	$489,322	$12.1500

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

(c)

At June 30, 2014, the Fund held investments in restricted and illiquid securities amounting to $41,174 or 0.00% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition				06/30/14
Shares/				Carrying
Principal		Acquisition	Acquisition	Value
Amount	Issuer	Date	Cost	Per Units
2,508	Royalty LLC	09/09/03	—	$0.3919
$40,860	Capital Properties Inc., 5.000%, 12/31/22	12/17/12	$40,860	98.3627

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.5%
	Aerospace — 3.5%
31,750	AAR Corp.	$875,030
17,900	Hexcel Corp.†	732,110

		1,607,140

	Building and Construction — 3.8%
14,400	Builders FirstSource Inc.†	107,712
15,350	Dycom Industries Inc.†	480,608
6,500	EMCOR Group Inc.	289,445
33,600	MYR Group Inc.†	851,088

		1,728,853

	Business Services — 7.8%
21,950	ABM Industries Inc.	592,211
23,800	Checkpoint Systems Inc.†	332,962
15,350	Convergys Corp.	329,104
19,550	FTI Consulting Inc.†	739,381
4,600	G & K Services Inc., Cl. A	239,522
10,750	KAR Auction Services Inc.	342,603
10,400	McGrath RentCorp	382,200
30,450	PRGX Global Inc.†	194,576
14,800	The Brink’s Co.	417,656

		3,570,215

	Computer Hardware — 1.0%
43,200	QLogic Corp.†	435,888

	Computer Software and Services — 8.1%
10,600	Bottomline Technologies Inc.†	317,152
26,500	Callidus Software Inc.†	316,410
32,900	Constant Contact Inc.†	1,056,419
23,500	Covisint Corp.†	114,210
16,800	Guidance Software Inc.†	153,216
11,900	Heartland Payment Systems Inc.	490,399
4,200	Informatica Corp.†	149,730
10,300	Netscout Systems Inc.†	456,702
18,700	Progress Software Corp.†	449,548
5,400	PTC Inc.†	209,520

		3,713,306

	Consumer Products — 0.8%
9,900	ACCO Brands Corp.†	63,459
3,300	Hanesbrands Inc.	324,852

		388,311

	Diversified Industrial — 6.2%
10,000	Badger Meter Inc.	526,500
8,250	Barnes Group Inc.	317,955
24,160	Columbus McKinnon Corp.	653,528
16,800	Furmanite Corp.†	195,552
3,738	Griffon Corp.	46,351
5,400	Itron Inc.†	218,970
10,150	Kennametal Inc.	469,742
12,800	Sealed Air Corp.	437,376

		2,865,974

	Electronics — 7.4%
6,500	Avnet Inc.	288,015
51,550	Electro Scientific Industries Inc.	351,055
19,600	General Cable Corp.	502,936
19,550	International Rectifier Corp.†	545,445
45,400	Newport Corp.†	839,900
4,100	Park Electrochemical Corp.	115,661
14,750	Vishay Intertechnology Inc.	228,478
10,100	Woodward Inc.	506,818

		3,378,308

	Energy and Utilities — 9.5%
23,100	Approach Resources Inc.†	525,063
15,300	C&J Energy Services Inc.†	516,834
14,200	Comstock Resources Inc.	409,528

Shares		Market Value
23,500	Energy XXI Bermuda Ltd.	$555,305
11,750	Matrix Service Co.†	385,283
34,000	Newpark Resources Inc.†	423,640
24,700	Patterson-UTI Energy Inc.	863,018
16,550	Pike Corp.†	148,288
9,300	Rosetta Resources Inc.†	510,105

		4,337,064

	Entertainment — 0.9%
15,200	RealD Inc.†	193,952
19,600	World Wrestling Entertainment Inc., Cl. A	233,828

		427,780

	Equipment and Supplies — 3.2%
4,100	CIRCOR International Inc.	316,233
10,700	Crown Holdings Inc.†	532,432
3,300	Moog Inc., Cl. A†	240,537
3,850	MSA Safety Inc.	221,298
10,700	Titan Machinery Inc.†	176,122

		1,486,622

	Financial Services — 17.4%
5,450	Anchor Bancorp.†	103,495
9,000	BankUnited Inc.	301,320
11,750	BBCN Bancorp Inc.	187,412
12,300	Beneficial Mutual Bancorp Inc.†	166,788
4,600	Berkshire Hills Bancorp Inc.	106,812
10,500	Boston Private Financial Holdings Inc.	141,120
11,850	Brown & Brown Inc.	363,913
12,300	Cardinal Financial Corp.	227,058
8,800	CoBiz Financial Inc.	94,776
9,700	Columbia Banking System Inc.	255,207
7,050	Fidelity National Financial Inc., Cl. A†	230,958
3,900	Financial Institutions Inc.	91,338
14,300	Flushing Financial Corp.	293,865
12,600	Glacier Bancorp Inc.	357,588
17,400	Heritage Commerce Corp.	142,158
3,900	HF Financial Corp.	54,015
11,784	Hudson Valley Holding Corp.	212,701
68,250	Investors Bancorp Inc.	754,163
4,750	National Penn Bancshares Inc.	50,255
4,750	OceanFirst Financial Corp.	78,660
14,850	OFG Bancorp	273,389
2,900	Old National Bancorp	41,412
7,600	Oritani Financial Corp.	116,964
8,500	Southwest Bancorp Inc.	145,010
5,000	Square 1 Financial Inc.†	95,050
10,200	State Bank Financial Corp.	172,482
12,309	Sterling Bancorp	147,708
16,800	Stifel Financial Corp.†	795,480
14,200	Trustco Bank Corp NY	94,856
7,750	Umpqua Holdings Corp.	138,880
33,500	ViewPoint Financial Group Inc.	901,485
12,700	Washington Federal Inc.	284,861
8,800	Washington Trust Bancorp Inc.	323,576
13,100	Waterstone Financial Inc.	149,471
14,000	Xenith Bankshares Inc.†	88,620

		7,982,846

	Health Care — 6.4%
9,050	AngioDynamics Inc.†	147,786
30,300	BioScrip Inc.†	252,702
2,100	ICU Medical Inc.†	127,701
8,250	Omnicare Inc.	549,203
5,350	Omnicell Inc.†	153,599
23,050	Patterson Companies Inc.	910,706
5,600	STERIS Corp.	299,488
1,800	Thoratec Corp.†	62,748
12,600	VCA Inc.†	442,134

		2,946,067

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 2.5%
23,900	Briggs & Stratton Corp.	$488,994
15,200	Trinity Industries Inc.	664,544

		1,153,538

	Membership Organizations — 0.8%
26,200	United Financial Bancorp Inc.	355,010

	Metals and Mining — 1.3%
9,650	Carpenter Technology Corp.	610,362

	Publishing — 0.2%
1,600	Meredith Corp.	77,376

	Retail — 5.7%
36,450	American Eagle Outfitters Inc.	408,969
9,200	Big 5 Sporting Goods Corp.	112,884
24,850	Ethan Allen Interiors Inc.	614,789
6,800	Haverty Furniture Companies Inc.	170,884
10,200	Penske Automotive Group Inc.	504,900
4,200	Pier 1 Imports Inc.	64,722
21,200	Rush Enterprises Inc., Cl. A†	735,004

		2,612,152

	Semiconductors — 6.8%
18,400	Cascade Microtech Inc.†	251,344
9,200	Cypress Semiconductor Corp.	100,372
18,700	Entegris Inc.†	257,031
98,600	FormFactor Inc.†	820,352
56,000	Intersil Corp., Cl. A	837,200
63,300	ON Semiconductor Corp.†	578,562
12,400	Ultratech Inc.†	275,032

		3,119,893

	Specialty Chemicals — 1.5%
11,900	Chemtura Corp.†	310,947
5,300	PolyOne Corp.	223,342

Shares		Market Value
8,500	Zep Inc.	$150,110

		684,399

	Telecommunications — 2.7%
4,650	Atlantic Tele-Network Inc.	269,700
42,800	Extreme Networks Inc.†	190,032
23,900	Ixia†	273,177
27,400	Polycom Inc.†	343,322
16,100	Procera Networks Inc.†	162,449

		1,238,680

	TOTAL COMMON STOCKS	44,719,784

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$1,160,000	U.S. Treasury Bills,
	0.025% to 0.045%††,
	09/25/14 to 11/20/14	1,159,919

	TOTAL INVESTMENTS — 100.0% (Cost $33,843,690)	$45,879,703

	Aggregate tax cost	$34,296,223

	Gross unrealized appreciation	$13,311,048
	Gross unrealized depreciation	(1,727,568)

	Net unrealized appreciation/depreciation	$11,583,480

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.1%
	FINANCIALS — 17.8%
	Banks — 4.1%
2,339	BankUnited Inc.	$78,310
4,158	Regions Financial Corp.	44,158
1,686	Zions Bancorporation	49,686

		172,154

	Diversified Financials — 4.3%
272	Affiliated Managers Group Inc.†	55,869
494	Artisan Partners Asset Management Inc., Cl. A	28,000
664	Financial Engines Inc.	30,066
1,772	Invesco Ltd.	66,893

		180,828

	Insurance — 3.2%
484	ACE Ltd.	50,191
1,779	HCC Insurance Holdings Inc.	87,064

		137,255

	Real Estate — 6.2%
817	American Tower Corp.	73,514
2,747	CBRE Group Inc., Cl. A†	88,014
1,639	Corrections Corp. of America	53,841
1,351	Gaming and Leisure Properties Inc.	45,893

		261,262

	TOTAL FINANCIALS	751,499

	INDUSTRIALS — 15.6%
	Capital Goods — 8.5%
287	Cummins Inc.	44,281
624	Fortune Brands Home & Security Inc.	24,916
1,229	Hexcel Corp.†	50,266
764	MSC Industrial Direct Co. Inc., Cl. A	73,069
2,322	Quanta Services Inc.†	80,295
3,105	Rexnord Corp.†	87,406

		360,233

	Commercial and Professional Services — 5.9%
836	Bright Horizons Family Solutions Inc.†	35,898
406	IHS Inc., Cl. A†	55,082
1,638	Nielsen NV	79,296
2,857	Steelcase Inc., Cl. A	43,226
295	Stericycle Inc.†	34,934

		248,436

	Transportation — 1.2%
1,143	Expeditors International of Washington Inc.	50,475

	TOTAL INDUSTRIALS	659,144

	HEALTH CARE — 15.3%
	Health Care Equipment and Services — 5.0%
714	Castlight Health Inc., Cl. B†	10,853
2,044	Catamaran Corp.†	90,263
1,304	Insulet Corp.†	51,730
612	Universal Health Services Inc., Cl. B	58,605

		211,451

	Pharmaceuticals, Biotechnology, and Life Sciences — 10.3%
539	Alexion Pharmaceuticals Inc.†	84,219
606	Covance Inc.†	51,861
3,600	Exact Sciences Corp.†	61,308
369	Illumina Inc.†	65,881
799	Incyte Corp. Ltd.†	45,096
178	Mettler-Toledo International Inc.†	45,066
849	Vertex Pharmaceuticals Inc.†	80,383

		433,814

	TOTAL HEALTH CARE	645,265

Shares		Market Value
	INFORMATION TECHNOLOGY — 14.4%
	Semiconductors and Semiconductor Equipment — 2.1%
1,119	Hittite Microwave Corp.	$87,226

	Software and Services — 9.9%
2,974	Activision Blizzard Inc.	66,320
4	Arista Networks Inc.†	250
1,205	Citrix Systems Inc.†	75,373
365	Cornerstone OnDemand Inc.†	16,797
4,189	Covisint Corp.†	20,358
289	Equinix Inc.†	60,716
3,859	Fortinet Inc.†	96,977
479	MercadoLibre Inc.	45,697
674	Splunk Inc.†	37,292

		419,780

	Technology Hardware and Equipment — 2.4%
1,126	Synaptics Inc.†	102,061

	TOTAL INFORMATION TECHNOLOGY	609,067

	CONSUMER DISCRETIONARY — 13.5%
	Consumer Durables and Apparel — 2.0%
1,032	MDC Holdings Inc.	31,259
1,385	Toll Brothers Inc.†	51,106

		82,365

	Consumer Services — 2.5%
1,948	Arcos Dorados Holdings Inc., Cl. A	21,818
586	Hyatt Hotels Corp., Cl. A†	35,734
939	Norwegian Cruise Line Holdings Ltd.†	29,766
281	Royal Caribbean Cruises Ltd.	15,624

		102,942

	Media — 5.3%
776	Discovery Communications Inc., Cl. C†	56,330
1,714	Liberty Global plc, Cl. C†	72,519
345	Liberty Media Corp., Cl. A†	47,155
686	Omnicom Group Inc.	48,857

		224,861

	Retailing — 3.7%
852	Bed Bath & Beyond Inc.†	48,888
508	Ethan Allen Interiors Inc.	12,568
390	O’Reilly Automotive Inc.†	58,734
3	The Container Store Group Inc.†	83
1,097	Urban Outfitters Inc.†	37,144

		157,417

	TOTAL CONSUMER DISCRETIONARY	567,585

	ENERGY — 8.4%
	Energy — 8.4%
829	Antero Resources Corp.†	54,407
846	Cameron International Corp.†	57,283
984	Noble Corp. plc	33,023
1,762	Peabody Energy Corp.	28,809
342	Pioneer Natural Resources Co.	78,595
449	Range Resources Corp.	39,040
2,723	Weatherford International plc†	62,629

	TOTAL ENERGY	353,786

	CONSUMER STAPLES — 3.9%
	Food and Beverage — 3.9%
1,550	Coca-Cola Enterprises Inc.	74,059
491	McCormick & Co. Inc., Non-Voting	35,151
602	Mead Johnson Nutrition Co.	56,088

	TOTAL CONSUMER STAPLES	165,298

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.8%
	Materials — 2.8%
510	Cytec Industries Inc.	$53,764
573	Ecolab Inc.	63,798

	TOTAL MATERIALS	117,562

	UTILITIES — 2.4%
	Utilities — 2.4%
1,808	ITC Holdings Corp.	65,956
2,309	The AES Corp.	35,905

	TOTAL UTILITIES	101,861

	TOTAL COMMON STOCKS	3,971,067

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.9%
$250,000	U.S. Treasury Bills,
	0.025% to 0.040%††, 10/30/14 to 11/06/14	249,968
	TOTAL INVESTMENTS — 100.0% (Cost $3,801,740)	$4,221,035
	Aggregate tax cost	$3,803,890

	Gross unrealized appreciation	492,874
	Gross unrealized depreciation	$(75,729)

	Net unrealized appreciation/depreciation	$417,145

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Agriculture — 0.5%
1,000	Archer Daniels Midland Co.	$44,110

	Automotive — 4.0%
5,000	General Motors Co.	181,500
3,000	Hertz Global Holdings Inc.†	84,090
2,300	Navistar International Corp.†	86,204

		351,794

	Cable and Satellite — 2.6%
1,500	Scripps Networks Interactive Inc., Cl. A	121,710
700	Time Warner Cable Inc.	103,110

		224,820

	Communications Equipment — 2.1%
3,000	Cisco Systems Inc.	74,550
1,400	QUALCOMM Inc.	110,880

		185,430

	Computer Hardware — 4.4%
4,200	Apple Inc.	390,306

	Consumer Staples — 1.3%
3,000	Mondelēz International Inc., Cl. A	112,830

	Diversified Industrial — 4.2%
7,000	General Electric Co.	183,960
2,000	Honeywell International Inc.	185,900

		369,860

	Electronics — 2.8%
8,000	Intel Corp.	247,200

	Energy and Utilities: Integrated — 1.2%
1,334	FirstEnergy Corp.	46,316
2,000	Statoil ASA, ADR	61,660

		107,976

	Energy and Utilities: Natural Gas — 2.8%
5,300	CONSOL Energy Inc.	244,171

	Energy and Utilities: Oil — 9.7%
500	Apache Corp.	50,310
1,500	Chevron Corp.	195,825
3,500	ConocoPhillips	300,055
1,600	Devon Energy Corp.	127,040
2,250	Phillips 66	180,967

		854,197

	Energy and Utilities: Services — 4.8%
4,000	Halliburton Co.	284,040
1,500	Noble Corp. plc	50,340
2,000	Transocean Ltd.	90,060

		424,440

	Energy and Utilities: Water — 3.7%
6,500	American Water Works Co. Inc.	321,425

	Environmental Services — 1.0%
2,000	Waste Management Inc.	89,460

	Financial Services — 17.4%
5,000	American International Group Inc.	272,900
4,000	Bank of America Corp.	61,480
3,500	Citigroup Inc.	164,850
2,800	CME Group Inc.	198,660
3,400	JPMorgan Chase & Co.	195,908
6,000	The Blackstone Group LP	200,640
4,000	U.S. Bancorp	173,280
5,000	Wells Fargo & Co.	262,800

		1,530,518

Shares		Market Value
	Food and Beverage — 3.2%
2,000	General Mills Inc.	$105,080
2,000	PepsiCo Inc.	178,680

		283,760

	Health Care — 13.6%
1,500	AbbVie Inc.	84,660
2,000	AstraZeneca plc, ADR	148,620
1,783	Bristol-Myers Squibb Co.	86,493
1,000	Eli Lilly & Co.	62,170
1,500	Johnson & Johnson	156,930
3,000	Merck & Co. Inc.	173,550
5,264	Pfizer Inc.	156,236
2,000	Sanofi, ADR	106,340
6,858	Zoetis Inc.	221,308

		1,196,307

	Machinery — 2.2%
5,000	Xylem Inc.	195,400

	Metals and Mining — 4.0%
5,000	Barrick Gold Corp.	91,500
5,000	Freeport-McMoRan Copper & Gold Inc.	182,500
3,000	Newmont Mining Corp.	76,320

		350,320

	Paper and Forest Products — 2.7%
4,700	International Paper Co.	237,209

	Pharmaceuticals — 0.9%
1,000	Gilead Sciences Inc.†	82,910

	Real Estate Investment Trusts — 1.4%
5,000	Starwood Property Trust Inc.	118,850

	Retail — 4.1%
6,500	Best Buy Co. Inc.	201,565
2,000	The Home Depot Inc.	161,920

		363,485

	Services — 1.0%
4,000	Weatherford International plc†	92,000

	Specialty Chemicals — 1.6%
2,200	E. I. du Pont de Nemours and Co.	143,968

	Telecommunications — 1.8%
3,315	Verizon Communications Inc.	162,203

	Wireless Communications — 1.0%
2,727	Vodafone Group plc, ADR	91,055

	TOTAL COMMON STOCKS	8,816,004

	TOTAL INVESTMENTS — 100.0% (Cost $6,612,422)	$8,816,004

	Aggregate tax cost	$6,612,423

	Gross unrealized appreciation	$2,397,539
	Gross unrealized depreciation	(193,958)

	Net unrealized appreciation/depreciation	$2,203,581

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	Aerospace — 3.7%
4,000	The Boeing Co.	$508,920
18,100	United Technologies Corp.	2,089,645

		2,598,565

	Banking — 13.2%
132,100	Bank of America Corp.	2,030,377
17,400	Capital One Financial Corp.	1,437,240
25,400	CIT Group Inc.	1,162,304
36,984	JPMorgan Chase & Co.	2,131,018
48,200	Wells Fargo & Co.	2,533,392

		9,294,331

	Business Services — 3.8%
8,100	FedEx Corp.	1,226,178
15,397	MSC Industrial Direct Co. Inc., Cl. A	1,472,569

		2,698,747

	Cable and Satellite — 3.7%
19,400	AMC Networks Inc., Cl. A†	1,192,906
26,900	Comcast Corp., Cl. A	1,443,992

		2,636,898

	Communications Equipment — 2.0%
17,700	QUALCOMM Inc.	1,401,840

	Computer Hardware — 2.1%
16,100	Apple Inc.	1,496,173

	Computer Software and Services — 2.0%
17,700	Accenture plc, Cl. A	1,430,868

	Consumer Products — 2.0%
21,000	Colgate-Palmolive Co.	1,431,780

	Consumer Services — 1.0%
10,100	IAC/InterActiveCorp.	699,223

	Diversified Industrial — 5.0%
52,900	General Electric Co.	1,390,212
22,700	Honeywell International Inc.	2,109,965

		3,500,177

	Electronics — 1.9%
15,700	WESCO International Inc.†	1,356,166

	Energy and Energy Services — 2.4%
14,200	EOG Resources Inc.	1,659,412

	Energy: Integrated — 2.1%
14,300	NextEra Energy Inc.	1,465,464

	Energy: Natural Gas — 1.0%
6,200	EQT Corp.	662,780

	Energy: Oil — 6.4%
12,300	Chevron Corp.	1,605,765
13,900	Exxon Mobil Corp.	1,399,452
14,410	Occidental Petroleum Corp.	1,478,898

		4,484,115

	Entertainment — 5.2%
31,900	Time Warner Inc.	2,240,975
16,600	Viacom Inc., Cl. B	1,439,718

		3,680,693

Shares		Market Value
	Financial Services — 6.8%
26,600	American International Group Inc.	$1,451,828
38,900	Invesco Ltd.	1,468,475
14,100	MetLife Inc.	783,396
31,100	The Hartford Financial Services Group Inc.	1,113,691

		4,817,390

	Food and Beverage — 5.5%
19,500	General Mills Inc.	1,024,530
20,000	McCormick & Co. Inc., Non-Voting	1,431,800
16,100	PepsiCo Inc.	1,438,374

		3,894,704

	Health Care — 12.4%
35,800	Abbott Laboratories	1,464,220
12,000	Becton, Dickinson and Co.	1,419,600
7,800	Cigna Corp.	717,366
22,500	Express Scripts Holding Co.†	1,559,925
25,800	GlaxoSmithKline plc, ADR	1,379,784
21,300	Johnson & Johnson	2,228,406

		8,769,301

	Retail — 7.1%
10,845	Advance Auto Parts Inc.	1,463,208
36,900	Target Corp.	2,138,355
17,600	The Home Depot Inc.	1,424,896

		5,026,459

	Semiconductors — 1.5%
22,200	Skyworks Solutions Inc.	1,042,512

	Telecommunications — 6.9%
44,500	Amdocs Ltd.	2,061,685
40,100	AT&T Inc.	1,417,936
28,500	Verizon Communications Inc.	1,394,505

		4,874,126

	Transportation — 2.0%
14,100	Union Pacific Corp.	1,406,475

	TOTAL COMMON STOCKS	70,328,199

	SHORT TERM INVESTMENTS — 0.3%
	Mutual Funds — 0.3%
183,317	Dreyfus Cash Management, 0.030%*	183,317

	TOTAL INVESTMENTS — 100.0% (Cost $56,012,588)	$70,511,516

	Aggregate tax cost	$56,012,597

	Gross unrealized appreciation	$14,914,289
	Gross unrealized depreciation	(415,370)

	Net unrealized appreciation/depreciation	$14,498,919

†	Non-income producing security.

*	Current yield.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 62.8%
	Aerospace — 2.2%
3,700	The Boeing Co.	$470,751
12,700	United Technologies Corp.	1,466,215

		1,936,966

	Banking — 7.9%
90,100	Bank of America Corp.	1,384,837
14,000	Capital One Financial Corp.	1,156,400
19,900	CIT Group Inc.	910,624
27,796	JPMorgan Chase & Co.	1,601,605
32,700	Wells Fargo & Co.	1,718,712

		6,772,178

	Business Services — 1.0%
5,700	FedEx Corp.	862,866

	Cable and Satellite — 2.2%
13,300	AMC Networks Inc., Cl. A†	817,817
19,600	Comcast Corp., Cl. A	1,052,128

		1,869,945

	Communications Equipment — 1.3%
13,700	QUALCOMM Inc.	1,085,040

	Computer Hardware — 1.5%
13,650	Apple Inc.	1,268,494

	Computer Software and Services — 1.3%
14,400	Accenture plc, Cl. A	1,164,096

	Consumer Products — 1.5%
18,400	Colgate-Palmolive Co.	1,254,512

	Consumer Services — 0.8%
9,500	IAC/InterActiveCorp.	657,685

	Diversified Industrial — 2.9%
38,600	General Electric Co.	1,014,408
15,925	Honeywell International Inc.	1,480,229

		2,494,637

	Electronics — 1.2%
11,800	WESCO International Inc.†	1,019,284

	Energy and Energy Services — 1.4%
10,000	EOG Resources Inc.	1,168,600

	Energy: Integrated — 1.6%
13,700	NextEra Energy Inc.	1,403,976

	Energy: Natural Gas — 0.8%
6,400	EQT Corp.	684,160

	Energy: Oil — 3.9%
9,400	Chevron Corp.	1,227,170
10,700	Exxon Mobil Corp.	1,077,276
10,700	Occidental Petroleum Corp.	1,098,141

		3,402,587

	Entertainment — 3.1%
22,400	Time Warner Inc.	1,573,600
13,100	Viacom Inc., Cl. B	1,136,163

		2,709,763

	Equipment and Supplies — 1.3%
11,500	MSC Industrial Direct Co. Inc., Cl. A	1,099,860

	Financial Services — 4.4%
21,400	American International Group Inc.	1,168,012
27,500	Invesco Ltd.	1,038,125
10,000	MetLife Inc.	555,600
27,600	The Hartford Financial Services Group Inc.	988,356

		3,750,093

Shares		Market Value
	Food and Beverage — 3.7%
15,900	General Mills Inc.	$835,386
15,300	McCormick & Co. Inc., Non-Voting	1,095,327
14,500	PepsiCo Inc.	1,295,430

		3,226,143

	Health Care — 7.7%
27,200	Abbott Laboratories	1,112,480
9,100	Becton, Dickinson and Co.	1,076,530
6,000	Cigna Corp.	551,820
16,500	Express Scripts Holding Co.†	1,143,945
19,500	GlaxoSmithKline plc, ADR	1,042,860
16,500	Johnson & Johnson	1,726,230

		6,653,865

	Retail — 4.4%
9,165	Advance Auto Parts Inc.	1,236,542
26,700	Target Corp.	1,547,265
12,400	The Home Depot Inc.	1,003,904

		3,787,711

	Semiconductors — 1.1%
20,600	Skyworks Solutions Inc.	967,376

	Telecommunications — 4.2%
34,000	Amdocs Ltd.	1,575,220
29,400	AT&T Inc.	1,039,584
20,500	Verizon Communications Inc.	1,003,065

		3,617,869

	Transportation — 1.4%
12,200	Union Pacific Corp.	1,216,950

	TOTAL COMMON STOCKS	54,074,656

Principal Amount
	CORPORATE BONDS — 15.2%
	Banking — 3.3%
$750,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	815,646
1,125,000	Citigroup Inc., MTN,
	5.500%, 10/15/14	1,141,323
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	887,679

		2,844,648

	Consumer Products — 1.5%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	466,021
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	788,754

		1,254,775

	Diversified Industrial — 0.9%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	803,054

	Electronics — 1.8%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,037,142
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	491,939

		1,529,081

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Energy: Oil — 3.6%
$1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	$1,108,137
500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	572,815
800,000	Occidental Petroleum Corp.,
	2.700%, 02/15/23	778,256
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	604,297

		3,063,505

	Financial Services — 1.1%
950,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	992,036

	Real Estate Investment Trusts — 0.8%
700,000	Vornado Realty LP,
	4.250%, 04/01/15	712,029

	Telecommunications — 0.9%
750,000	AT&T Inc.,
	0.875%, 02/13/15	752,493

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	1,123,445

	TOTAL CORPORATE BONDS	13,075,066

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
	Federal Home Loan Mortgage Corp. — 4.5%
800,000	1.750%, 09/10/15	814,614
1,500,000	3.750%, 03/27/19	1,649,235
600,000	1.750%, 05/30/19	602,677
800,000	2.375%, 01/13/22	798,974

		3,865,500

	Federal National Mortgage Association — 3.8%
1,500,000	5.000%, 04/15/15	1,557,444
800,000	0.625%, 08/26/16	800,738
775,000	5.375%, 06/12/17	875,833

		3,234,015

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	7,099,515

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.9%
	U.S. Treasury Bills — 1.2%
$1,000,000	U.S. Treasury Bills,
	0.085%††, 08/21/14	$999,880

	U.S. Treasury Inflation Indexed Notes — 4.5%
1,408,536	2.500%, 07/15/16	1,529,307
1,065,358	2.125%, 01/15/19	1,119,822
1,183,731	1.375%, 01/15/20	1,203,197

		3,852,326

	U.S. Treasury Notes — 2.2%
1,000,000	3.625%, 08/15/19	1,098,086
750,000	3.375%, 11/15/19	815,127

		1,913,213

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,765,419

Shares
	SHORT TERM INVESTMENTS — 5.8%
	Mutual Funds — 5.8%
5,026,805	Dreyfus Cash Management, 0.030%*	5,026,805

	TOTAL INVESTMENTS — 100.0%
	(Cost $72,355,205)	$86,041,461

	Aggregate tax cost	$72,392,866

	Gross unrealized appreciation	$14,011,444
	Gross unrealized depreciation	(362,849)

	Net unrealized appreciation/depreciation	$13,648,595

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

*	Current yield.

ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 38.9%
	Aerospace — 1.0%
$200,000	The Boeing Co.,
	6.000%, 03/15/19	$236,374

	Automotive — 1.5%
350,000	Toyota Motor Credit Corp., MTN,
	1.750%, 05/22/17	357,136

	Banking — 4.7%
300,000	Bank of America Corp., MTN, Ser. L,
	5.650%, 05/01/18	340,357
225,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	244,694
250,000	Citigroup Inc., MTN,
	5.500%, 10/15/14	253,627
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	236,714

		1,075,392

	Computer Hardware — 1.3%
300,000	Apple Inc.,
	0.473%, 05/03/18	300,294

	Computer Software and Services — 2.9%
250,000	Microsoft Corp.,
	1.625%, 09/25/15	254,207
400,000	Oracle Corp.,
	3.625%, 07/15/23	412,892

		667,099

	Consumer Products — 1.7%
400,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	394,377

	Diversified Industrial — 3.1%
400,000	General Electric Capital Corp.,
	1.625%, 07/02/15	405,188
300,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	301,145

		706,333

	Electronics — 2.3%
200,000	Arrow Electronics Inc.,
	6.000%, 04/01/20	224,325
300,000	Texas Instruments Inc.,
	1.650%, 08/03/19	295,164

		519,489

	Energy and Utilities: Electric — 1.4%
275,000	Dominion Resources Inc.,
	6.400%, 06/15/18	322,655

	Energy and Utilities: Oil — 5.3%
200,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	221,627
125,000	Marathon Oil Corp.,
	5.900%, 03/15/18	143,204
400,000	Murphy Oil Corp.,
	2.500%, 12/01/17	409,734
200,000	Total Capital SA,
	3.000%, 06/24/15	205,260

Principal Amount		Market Value
$200,000	XTO Energy Inc.,
	6.500%, 12/15/18	$241,719

		1,221,544

	Financial Services — 3.3%
175,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	182,744
260,000	International Bank for Reconstruction & Development,
	8.625%, 10/15/16	305,173
275,000	Merrill Lynch & Co. Inc., MTN, Ser. C,
	5.000%, 01/15/15	281,533

		769,450

	Food and Beverage — 2.6%
275,000	Bottling Group LLC,
	5.125%, 01/15/19	312,347
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	287,728

		600,075

	Health Care — 1.4%
325,000	Teva Pharmaceutical Finance IV BV,
	3.650%, 11/10/21	334,054

	Real Estate Investment Trusts — 1.1%
250,000	Vornado Realty LP,
	4.250%, 04/01/15	254,296

	Semiconductors — 1.6%
350,000	Intel Corp.,
	3.300%, 10/01/21	363,000

	Telecommunications — 2.2%
500,000	AT&T Inc.,
	1.700%, 06/01/17	506,173

	Transportation — 1.5%
200,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	224,689
125,000	CSX Corp.,
	6.250%, 04/01/15	130,413

		355,102

	TOTAL CORPORATE BONDS	8,982,843

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.1%
	Federal Home Loan Bank — 1.2%
250,000	5.375%, 05/18/16, Ser. 656	273,019

	Federal Home Loan Mortgage Corp. — 14.7%
525,000	5.000%, 07/15/14	525,772
900,000	1.750%, 09/10/15	916,440
325,000	5.250%, 04/18/16	352,836
600,000	3.750%, 03/27/19	659,694
450,000	1.750%, 05/30/19	452,007
475,000	2.375%, 01/13/22	474,219

		3,380,968

	Federal National Mortgage Association — 15.6%
700,000	2.625%, 11/20/14	706,865
600,000	5.000%, 04/15/15	622,978
650,000	2.375%, 07/28/15	665,407
450,000	0.625%, 08/26/16	450,415
800,000	1.125%, 04/27/17	804,252
275,000	5.375%, 06/12/17	310,779

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association (Continued)
$22,166	Pool #745122,
	5.500%, 09/01/20	$24,054
19,693	Pool #255554,
	5.500%, 01/01/35	22,114

		3,606,864

	Government National Mortgage Association — 0.6%
9,390	Pool #562288,
	6.000%, 12/15/33	10,741
27,500	Pool #604946,
	5.500%, 01/15/34	31,576
19,484	Pool #604970,
	5.500%, 01/15/34	22,007
33,529	Pool #003747,
	5.000%, 08/20/35	37,168
29,893	Pool #550728,
	5.500%, 11/15/35	33,605

		135,097

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	7,395,948

	U.S. GOVERNMENT OBLIGATIONS — 18.5%
	U.S. Treasury Bills — 2.0%
450,000	U.S. Treasury Bills,
	0.085%†, 08/21/14	449,946

	U.S. Treasury Inflation Indexed Notes — 8.2%
322,790	2.500%, 07/15/16	350,466
329,781	1.375%, 07/15/18	360,543
303,623	2.125%, 01/15/19	342,168

Principal Amount		Market Value
$328,857	1.375%, 01/15/20	$360,959
414,306	2.500%, 01/15/29	488,047

		1,902,183

	U.S. Treasury Notes — 7.4%
675,000	3.250%, 05/31/16	711,729
275,000	3.500%, 02/15/18	297,945
650,000	3.375%, 11/15/19	706,443

		1,716,117

	U.S. Treasury Bonds — 0.9%
150,000	5.375%, 02/15/31	197,004

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,265,250

Shares
	SHORT TERM INVESTMENTS — 10.5%
	Mutual Funds — 10.5%
2,421,025	Dreyfus Cash Management, 0.030%*	2,421,025

	TOTAL INVESTMENTS — 100.0%
	(Cost $22,249,758)	$23,065,066

	Aggregate tax cost	$22,249,758

	Gross unrealized appreciation	$825,257
	Gross unrealized depreciation	(9,949)

	Net unrealized appreciation/depreciation	$815,308

†	Represents annualized yield at date of purchase.

*	Current yield.

MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$ 6,186,240	—	$ 416,250	$ 6,602,490
Consumer Products	20,442,513	—	31	20,442,544
Diversified Industrial	105,001,036	$ 237,175	—	105,238,211
Financial Services	62,039,141	254,300	495,000	62,788,441
Health Care	100,461,233	—	28,640	100,489,873
Real Estate	18,102,678	—	202,642	18,305,320
Telecommunications	25,514,738	2,388	—	25,517,126
Transportation	2,397,237	—	465	2,397,702
Other Industries(a)	682,010,019	—	—	682,010,019

Total Common Stocks	1,022,154,835	493,863	1,143,028	1,023,791,726

Preferred Stocks(a)	1,410,379	—	—	1,410,379
Convertible Preferred Stocks(a)	—	15,300	—	15,300
Rights(a)	306,000	—	346,000	652,000
Warrants(a)	44,448	—	0	44,448
Corporate Bonds(a)	—	40,191	106,090	146,281
U.S. Government Obligations	—	354,011,835	—	354,011,835

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,023,915,662	$354,561,189	$1,595,118	$1,380,071,969

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 44,719,784	—	—	$ 44,719,784
U.S. Government Obligations	—	$ 1,159,919	—	1,159,919

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 44,719,784	$ 1,159,919	—	$ 45,879,703

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 3,971,067	—	—	$ 3,971,067
U.S. Government Obligations	—	$ 249,968	—	249,968

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 3,971,067	$ 249,968	—	$ 4,221,035

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 8,816,004	—	—	$ 8,816,004

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 8,816,004	—	—	$ 8,816,004

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 70,328,199	—	—	$ 70,328,199
Short Term Investments	183,317	—	—	183,317

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 70,511,516	—	—	$ 70,511,516

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 54,074,656	—	—	$ 54,074,656
Corporate Bonds(a)	—	$13,075,066	—	13,075,066
U.S. Government Agency Obligations	—	7,099,515	—	7,099,515
U.S. Government Obligations	—	6,765,419	—	6,765,419
Short Term Investments	5,026,805	—	—	5,026,805

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 59,101,461	$26,940,000	—	$ 86,041,461

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$ 8,982,843	—	$ 8,982,843
U.S. Government Agency Obligations	—	7,395,948	—	7,395,948
U.S. Government Obligations	—	4,265,250	—	4,265,250
Short Term Investments	$ 2,421,025	—	—	2,421,025

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 2,421,025	$20,644,041	—	$ 23,065,066

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

The Funds had no material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2014. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2014 or September 30, 2013 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Mighty Mites Fund and Mid-Cap Equity Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record unrealized gains or losses to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2014, there were no short sales outstanding for the Mighty Mites Fund and Mid-Cap Equity Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held at June 30, 2014, refer to its Schedule of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2013, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, each Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2013:

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—	$—
2017	—	585,663	—	694,663	—	—	—
2018	—	—	—	1,503,326	5,066,097	—	—
2019	—	—	—	62,766	—	—	—
Short term with no expiration	—	330,979	—	—	—	—	4,939

	$—	$916,852	$—	$2,260,755	$5,066,097	$—	$4,939

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/26/2014

* Print the name and title of each signing officer under his or her signature.